Derivative Instruments and Hedging Activities (Narrative) (Details) MMBbls in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($) MMBbls	Oct. 31, 2014 USD ($)	Jan. 31, 2016 USD ($) MMBbls	Jan. 31, 2015 USD ($)	Jul. 31, 2015 USD ($) MMBbls	Jul. 31, 2014 USD ($)
Derivative [Line Items]
gain or loss in earnings related to hedge ineffectiveness	$ 0	$ 0	$ 0	$ 0	$ 200,000.0	$ 0
Reclassification of net gain to earnings during next 12 months	19,800,000		21,600,000		(24,300,000)
Reclassification of gain (loss) to earnings from discontinuance of cash flow hedges	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Number of barrels of propane covered by cash flow hedges | MMBbls	2,800		3,100		2,900
Derivative amount of credit risk	$ 0		$ 0		$ 0
Derivative, Net Liability Position, Aggregate Fair Value	200,000		0		400,000
Collateral Already Posted, Aggregate Fair Value	0		0		0
Additional Collateral, Aggregate Fair Value	$ 200,000		$ 0		$ 400,000
Diesel fuel [Member]
Derivative [Line Items]
Number of barrels of propane covered by cash flow hedges | MMBbls	300		200		300
Unleaded gasoline [Member]
Derivative [Line Items]
Number of barrels of propane covered by cash flow hedges | MMBbls	48		41		100
Crude Oil [Member]
Derivative [Line Items]
Number of barrels of propane covered by cash flow hedges | MMBbls			400